Schedule of Payments Under Lease (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
2026	$ 44,010
2027	36,675	$ 27,900
2028
Total lease payments	80,685	27,900
Less: imputed interest	(3,041)	(499)
Present value of lease liability	$ 77,644	$ 27,401	$ 299,190
Remaining Term in Years		5 months 1 day
Weighted-average remaining lease term (in years) (Year)	11 months 1 day	5 months 1 day	2 years 6 months